SEIX FUNDS, INC.

                              SEIX CORE BOND FUND
                          SEIX INTERMEDIATE BOND FUND
                              SEIX HIGH YIELD FUND
                           SEIX LIMITED DURATION FUND

                  SUPPLEMENT TO PROSPECTUS DATED MARCH 1, 2004

                     This supplement is dated July 21, 2004

The Prospectus of Seix Funds, Inc. (the "Fund") dated March 1, 2004, is hereby supplemented with the following information:

SunTrust Banks, Inc. (''SunTrust''), the holding company for Trusco Capital Management, Inc. (''Trusco'') acquired Seix Investment Advisors, Inc. (''Seix'') on May 28, 2004. The consummation of this transaction constituted an assignment of and automatically terminated the advisory agreements with Seix on behalf of each of the Seix Core Bond Fund, Seix Intermediate Bond Fund, Seix High Yield Fund and Seix Limited Duration Fund (each a "Portfolio"; collectively, the "Portfolios") under the Investment Company Act of 1940, as amended. On April 30, 2004, the Board of Directors of the Fund unanimously approved and appointed Seix Advisors, a division of Trusco Capital Management, Inc. as investment adviser (the "Adviser") for each of the Portfolios under an interim advisory agreement, effective May 28, 2004.

On June 22, 2004, the Board of Directors of the Fund unanimously approved and voted to recommend that the shareholders of each Portfolio approve an advisory agreement between each Portfolio of the Fund and the Adviser. New advisory arrangements will be established pending shareholder approval in September of 2004.

The addition of Seix will bring total SunTrust assets under management to $117 billion. Based on current industry rankings, the combined organization will be one of the 30 largest managers of institutional assets and one of the five largest managers of endowment and foundation assets in the country.

Trusco, with over $50 billion of assets under management, provides customized investment management to a growing client base that includes endowments, foundations, corporations, healthcare organizations, municipalities, public funds, associations, insurance companies, labor unions and high net worth individuals. Trusco employs specialists in a wide variety of investment disciplines including liquidity management, fixed income and equity management. In addition, the firm serves as the investment adviser to the STI Classic Mutual Fund family. Trusco is an SEC Registered Investment Adviser headquartered in Atlanta, Ga.

Seix will operate as a separate institutional fixed income division of Trusco and maintain its headquarters in Woodcliff Lake, N.J., and continue to service its current client base. Ms. Seix will continue in her current role as Chief Executive Officer and Chief Investment Officer.

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                                SEIX FUNDS, INC.

                              SEIX CORE BOND FUND
                          SEIX INTERMEDIATE BOND FUND
                              SEIX HIGH YIELD FUND
                           SEIX LIMITED DURATION FUND

     SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2004

                     This supplement is dated July 21, 2004


The Statement of Additional Information of Seix Funds, Inc. (the "Fund") dated March 1, 2004, is hereby supplemented with the following information:

SunTrust Banks, Inc. (''SunTrust''), the holding company for Trusco Capital Management, Inc. (''Trusco'') acquired Seix Investment Advisors, Inc. (''Seix'') on May 28, 2004. The consummation of this transaction constituted an assignment of and automatically terminated the advisory agreements with Seix on behalf of each of the Seix Core Bond Fund, Seix Intermediate Bond Fund, Seix High Yield Fund and Seix Limited Duration Fund (each a "Portfolio"; collectively, the "Portfolios") under the Investment Company Act of 1940, as amended. On April 30, 2004, the Board of Directors of the Fund unanimously approved and appointed Seix Advisors, a division of Trusco Capital Management, Inc. as investment adviser (the "Adviser") for each of the Portfolios under an interim advisory agreement, effective May 28, 2004.

On June 22, 2004, the Board of Directors of the Fund unanimously approved and voted to recommend that the shareholders of each Portfolio approve an advisory agreement between each Portfolio of the Fund and the Adviser. New advisory arrangements will be established pending shareholder approval in September of 2004.

The addition of Seix will bring total SunTrust assets under management to $117 billion. Based on current industry rankings, the combined organization will be one of the 30 largest managers of institutional assets and one of the five largest managers of endowment and foundation assets in the country.

Trusco, with over $50 billion of assets under management, provides customized investment management to a growing client base that includes endowments, foundations, corporations, healthcare organizations, municipalities, public funds, associations, insurance companies, labor unions and high net worth individuals. Trusco employs specialists in a wide variety of investment disciplines including liquidity management, fixed income and equity management. In addition, the firm serves as the investment adviser to the STI Classic Mutual Fund family. Trusco is an SEC Registered Investment Adviser headquartered in Atlanta, Ga.

Seix will operate as a separate institutional fixed income division of Trusco and maintain its headquarters in Woodcliff Lake, N.J., and continue to service its current client base. Ms. Seix will continue in her current role as Chief Executive Officer and Chief Investment Officer.